Financial risk management (Details 2) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable	R$ 63,959	R$ 48,518
Financial instruments derivatives	11,055	12,634
Loans, financing and debentures	255,805	285,853	R$ 88,096
Lease payables	21,197	20,215
Transactions with related parties	2,405	1,831
Less than one year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable	63,959	48,518
Financial instruments derivatives	11,055	10,489
Loans, financing and debentures	76,608	68,412
Lease payables	254	1,676
Transactions with related parties	2,405	1,831
From one to two years [member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Financial instruments derivatives		2,145
Loans, financing and debentures	78,326	21,298
Lease payables
Transactions with related parties
From three to five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Financial instruments derivatives
Loans, financing and debentures	124,191	143,793
Lease payables
Transactions with related parties
Above five years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Trade payable
Financial instruments derivatives
Loans, financing and debentures	6,728	22,302
Lease payables	20,943	18,539
Transactions with related parties